Income Tax, Unrecognized Tax Benefits (FY) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 149	$ 171	$ 232	$ 128
Increase related to current year tax positions	22	61	109	21
Balance at end of the year	$ 171	$ 232	$ 341	$ 149
Tax years under examination			2017 2018 2019 2020 2021